NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Notes
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

NOTE 2- SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

A.Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

On a regular basis, management reviews its estimates utilizing currently available information, changes in facts and circumstances, historical experience, and reasonable assumptions. After such reviews, and if deemed appropriate, those estimates are adjusted accordingly. Actual results could differ from those estimates.

B.Financial Statements in U.S. Dollars

The reporting currency of the Company is the U.S. dollar ("dollar" or "$"). The currency of the primary economic environment in which the operations of the Company are conducted is the dollar, and the dollar has been determined to be the Company's functional currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured into dollars in accordance with the principles set forth in Accounting Standards Codification ("ASC") No. 830 (“Foreign Currency Matters”). All exchange gains and losses from the re-measurement of monetary balance sheet items resulting from transactions in non-dollar currencies are reflected in the statements of operations as they arise.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

C.Cash and Cash Equivalents

Cash and cash equivalents consist of short-term, highly liquid investments like bank deposits, which are readily convertible into cash with original maturities when purchased in three months or less.

D.Basic and Diluted Profit (Loss) Per Ordinary Share

Basic net profit (loss) per ordinary share was computed in accordance with ASC No. 260-10 by dividing the net profit or loss, as applicable, allocated to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. For purposes of calculating diluted earnings per ordinary share, the denominator includes both the weighted-average number of ordinary shares outstanding during the period and the number of ordinary share equivalents if the inclusion of such ordinary share equivalents is dilutive. Dilutive ordinary share equivalents potentially include stock options using the treasury stock method.

E.Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and bank deposits.

As of December 31, 2024, the Company had cash and cash equivalents that totaled to $57 and short-term deposits totaling to $1,940, all of which are deposited in a major Israeli financial institution and which are uninsured. As of December 31, 2023, the Company had cash and cash equivalents that totaled to $17 and short-term deposits totaling to $1,932, all of which were deposited in a major Israeli financial institution and which are uninsured. The Company has not incurred any losses on these accounts. Management believes that the financial institutions holding the Company's cash and cash equivalents and its deposits are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

F.Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

-Level 1: Quoted prices in active markets for identical instruments.

-Level 2: Other significant observable inputs (including quoted prices in active markets for similar instruments).

-Level 3: Significant unobservable inputs (including assumptions in determining the fair value of certain investments).

The carrying value of cash and cash equivalents, and other payables and accrued expenses approximated their fair values as of December 31, 2024 and 2023 due to their short-term nature.

G.Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.